HENDERSON GLOBAL FUNDS

Henderson European Focus Fund
Henderson Global Equity Income Fund
Henderson Global Opportunities Fund
Henderson Global Technology Fund
Henderson International Opportunities Fund
Henderson Japan-Asia Focus Fund
(the “Funds”)

Supplement dated June 17, 2010
to the Prospectus dated November 30, 2009 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Elimination of Redemption Fees

Effective as of July 1, 2010, the Funds will eliminate the redemption fees on shares redeemed within thirty (30) days of purchase, including redemptions in connection with an exchange.  All references in the Prospectus to the Funds charging a redemption fee are removed as of July 1, 2010.

In addition, the following table replaces the “Shareholder Fees” table with respect to the Funds in the “Fees and Expenses Summary” section on page twenty (20) of the Prospectus, effective July 1, 2010:

Shareholder Fees (fees paid directly from your investment)(a)
	Class A	Class B	Class C	Class R(b)	Class W(c)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the Offering Price)	5.75%(d)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Offering Price)	None(e)	5.00%(f)	1.00%(g)	None	None
Redemption Fee	None	None	None	None	None

Closure of Class B Shares to New or Additional Purchases

Effective November 30, 2010, the Funds will not accept new or additional investments in Class B shares of the applicable Funds with the limited exception that current Class B shareholders may continue to have their dividends automatically reinvested in Class B shares of their Funds.  As described in the Prospectus, Class B shares of the applicable Funds may continue to be exchanged with Class B shares of other Henderson Global Funds.

The Funds reserve the right to make additional exceptions or otherwise modify the foregoing closure policy at any time and for any reason.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Worldwide Income Fund
(the “Fund”)

Supplement dated June 17, 2010
to the Prospectus dated April 30, 2010 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Elimination of Redemption Fees

Effective as of July 1, 2010, the Fund will eliminate the redemption fees on shares redeemed within thirty (30) days of purchase, including redemptions in connection with an exchange.  All references in the Prospectus to the Fund charging a redemption fee are removed as of July 1, 2010.

In addition, the following table replaces the “Shareholder Fees” table with respect to the Fund in the “Fund Summary” section on page four (4) of the Prospectus, effective July 1, 2010:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	5.00%(a)	1.00%(b)
Redemption Fee	None	None	None

Closure of Class B Shares to New or Additional Purchases

Effective November 30, 2010, the Fund will not accept new or additional investments in Class B shares of the Fund with the limited exception that current Class B shareholders may continue to have their dividends automatically reinvested in Class B shares of their Fund.  As described in the Prospectus, Class B shares of the Fund may continue to be exchanged with Class B shares of other Henderson Global Funds.

The Fund reserves the right to make additional exceptions or otherwise modify the foregoing closure policy at any time and for any reason.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson International Equity Fund
(the “Fund”)

Supplement dated June 17, 2010
to the Prospectus dated April 30, 2010 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective as of July 1, 2010, the Fund will eliminate the redemption fees on shares redeemed within thirty (30) days of purchase, including redemptions in connection with an exchange.  All references in the Prospectus to the Fund charging a redemption fee are removed as of July 1, 2010.

In addition, the following table replaces the “Shareholder Fees” table with respect to the Fund in the “Fund Summary” section on page three (3) of the Prospectus, effective July 1, 2010:

Shareholder Fees (fees paid directly from your investment)
Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Redemption Fee	None

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.